Kovitz Core Equity ETF
Schedule of Investments
July 31, 2024 (Unaudited)
COMMON STOCKS — 95.10% Shares Fair Value
Communications — 10.60%
Alphabet, Inc., Class A 33,172 $ 5,690,325
Alphabet, Inc., Class C 306,178 53,014,721
Meta Platforms, Inc., Class A 98,793 46,909,879
Spotify Technology SA
(a)
29,705 10,216,738
115,831,663
Consumer Discretionary — 15.82%
Amazon.com, Inc.
(a)
269,866 50,459,545
CarMax, Inc.
(a)
447,127 37,755,404
General Motors Co. 308,826 13,687,168
Hasbro, Inc. 357,167 23,022,985
Las Vegas Sands Corp. 352,654 13,989,784
Lowe's Companies, Inc. 138,457 33,992,578
172,907,464
Consumer Staples — 9.65%
Diageo PLC - ADR 228,996 28,567,251
Dollar Tree, Inc.
(a)
250,701 26,158,142
Philip Morris International, Inc. 440,578 50,736,963
105,462,356
Financials — 21.13%
American Express Co. 185,930 47,047,727
Aon PLC, Class A 91,844 30,171,672
Berkshire Hathaway, Inc., Class B
(a)
109,699 48,103,012
Charles Schwab Corp. (The) 611,405 39,857,492
Intercontinental Exchange, Inc. 257,364 39,006,088
JPMorgan Chase & Co. 125,981 26,808,757
230,994,748
Health Care — 4.77%
Abbott Laboratories 6,036 639,454
Becton, Dickinson and Co. 207,784 50,088,411
Stryker Corp. 4,145 1,357,280
52,085,145
Industrials — 10.83%
Equifax, Inc. 2,812 785,588
Graco, Inc. 13,422 1,141,541
Hayward Holdings, Inc.
(a)
485,764 7,184,450
Jacobs Solutions, Inc. 266,023 38,932,466
Johnson Controls International PLC 10,053 719,192
Keysight Technologies, Inc.
(a)
255,805 35,702,703
Lincoln Electric Holdings, Inc. 5,889 1,209,660
PACCAR, Inc. 322,176 31,785,884
Verisk Analytics, Inc. 3,396 888,903
118,350,387
Materials — 2.63%
PPG Industries, Inc. 226,719 28,788,779
Technology — 19.67%
Analog Devices, Inc. 125,539 29,047,214

Kovitz Core Equity ETF
Schedule of Investments (continued)
July 31, 2024 (Unaudited)
COMMON STOCKS — 95.10% - (continued) Shares Fair Value
Technology — 19.67% - (continued)
Apple, Inc. 125,481 $ 27,866,820
Arista Networks, Inc.
(a)
89,026 30,851,961
Microsoft Corp. 6,689 2,798,343
Motorola Solutions, Inc. 58,664 23,402,243
Oracle Corp. 187,883 26,200,284
Salesforce.com, Inc. 134,464 34,799,283
Texas Instruments, Inc. 7,295 1,486,794
Visa, Inc., Class A 144,965 38,512,852
214,965,794
Total Common Stocks/Investments — 95.10% (Cost $756,485,447) 1,039,386,336
Other Assets in Excess of Liabilities — 4.90% 53,559,880
NET ASSETS — 100.00% $ 1,092,946,216
(a) Non-income producing security.
ADR — American Depositary Receipt